SHARE-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION PLANS
20.	SHARE-BASED COMPENSATION PLANS

In November 2006, the Company adopted a stock option scheme (the “2006 Option Plan”) which allows the Company to offer a variety of incentive awards to employees, directors and consultants of the Company (the “2006 Option Plan Participants”). Under the 2006 Option Plan, the Company may issue options to the 2006 Option Plan Participants to purchase not more than 10,799,685 ordinary shares. All options granted under the 2006 Option Plan will expire on November 30, 2016 and generally vest over 3 to 5 years.

On August 22, 2007, the Company’s board of directors approved the 2007 Equity Incentive Plan (the “2007 Incentive Plan”). The 2007 Incentive Plan permits the grant of Incentive Stock Options, Non-statutory Stock Options, Restricted Stock, Stock Appreciation Rights, Restricted Stock Units, Performance Units, Performance Shares, and other stock-based awards to employees, directors and consultants of the Group (the “Participants”). Under the 2007 Incentive Plan, the Company may issue up to 10,799,685 ordinary shares plus an annual increase of 2% of the outstanding ordinary shares on the first day of the fiscal year, or such lesser amount of shares as determined by the board of directors. The 2007 Incentive Plan will expire on August 21, 2017.

By resolutions of the board of directors in 2007 and 2013, 7,500 Restricted Stock Units (“RSUs”) were authorized to be granted to each of the independent directors annually from 2008 to 2012, and 15,000 RSUs were authorized to be granted to each of the independent directors annually from January 1, 2013. The 7,500 RSUs granted on January 1, 2008 to each of the independent directors vest in batches of 2,500 RSUs each year beginning on January 1, 2009. The 7,500 RSUs granted respectively on January 1, 2010, 2011 and 2012 to each of the independent directors vest in batches of 1,250 RSUs each half year beginning on July 1, 2010, 2011 and 2012, respectively. The 15,000 RSUs granted on January 1, 2013 and 2014 to each of the independent directors vest in batches of 2,500 RSUs each half year beginning on July 1, 2013 and 2014. In addition, during 2012, 2013 and 2014, the Board of Directors also approved grant of 420,000, 5,000 and 273,008 RSUs, respectively, to certain of the Participants. Each RSU represents one ADS of the Company, which is equal to five ordinary shares.

The following tables summarized the Company’s share option activity under 2006 Option Plan and 2007 Incentive Plan:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual life	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2014	3,396,500	1.72	4.28	—
Forfeited	(542,500)	1.42		—

Outstanding, December 31, 2014	2,854,000	1.77	3.22	—

Vested and expected to be vested at December 31, 2014	2,854,000	1.77	3.22	—

Exercisable at December 31, 2014	2,854,000	1.77	3.22	—

The aggregate intrinsic value in the table above represents the total intrinsic value (the aggregate difference between the Company’s closing stock price of US$0.22 per ordinary share as of December 31, 2014 and the exercise price for in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2014.

The aggregate fair value of share options that vested during 2012, 2013 and 2014 was US$862,762, US$245,541 and US$7,587, respectively. No share options were granted during 2012, 2013 and 2014. No share options were granted or exercised in 2012, 2013 and 2014.

The aggregate fair value of the share options outstanding as of December 31, 2014 measured based on respective grant-date fair values was US$3,825,737 and such amount was recognized as compensation expense using the straight-line method with graded vesting based on service conditions.

The following table summarized the Company’s RSU activity under 2007 Incentive Plan:

	Number of RSUs	Weighted-average grant date fair value	Aggregate intrinsic value
		(US$)	(US$)
Unvested, January 1, 2014	198,565	3.33	550,025
Granted	333,008	2.27
Vested	(80,991)	3.24	203,238
Forfeited	(78,439)	1.84

Unvested, December 31, 2014	372,143	2.71	409,357

The aggregate fair value of vested RSUs for 2012, 2013 and 2014 measured based on respective grant-date fair values was US$1,105,941, US$470,145 and US$262,411, respectively. The aggregate fair value of the unvested RSUs as of December 31, 2014 was US$1,008,508 based on the quoted market price of the Company’s ordinary shares at the respective grant dates, and such amount shall be recognized as compensation expenses using the straight-line method with graded vesting based on service conditions. The weighted-average grant-date fair values of RSUs granted during 2012, 2013 and 2014 were US$1.10, US$3.84 and US$2.27, respectively. The total intrinsic value of RSUs vested during 2012, 2013 and 2014 was US$241,553, US$311,193 and US$203,238, respectively.

As of December 31, 2014, there was US$611,894 of unrecognized share-based compensation cost related to RSUs which is expected to be recognized over a weighted-average vesting period of 2.01 years. To the extent the actual forfeiture rate is different from current estimation, actual share-based compensation related to these awards may be different from the expectation.

Total compensation expense relating to share options and RSUs recognized for the years ended December 31, 2012, 2013 and 2014 is as follows:

	For the year ended December 31,
	2012	2013	2014	2014
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Cost of revenues	2,971	234	689	111
Selling expenses	971	436	329	53
General and administrative expenses	3,264	1,951	1,180	190
Research and development expenses	576	39	220	36

	7,782	2,660	2,418	390